Operating Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segment and Geographical Information
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

The location of the Group’s identifiable assets other than acquired intangible asset and liabilities by business operations from continuing operations are as follows:

	December 31,	December 31,
	2019	2020
	HK$	HK$
Identifiable assets
Hong Kong	184,061	181,561
United States	3,646	3,646

	187,707	185,207

Identifiable liabilities
Hong Kong	10,748	11,755

	10,748	11,755

Schedule of Reconciliation of Assets from Segment to Consolidated

Reconciliations of reportable segment assets and liabilities from continuing operations:

	Year ended	Year ended
	December 31	December 31
	2019	2020
	HK$	HK$

Assets
Current assets	187,284	185,147
Non-current financial assets	423	60
Consolidated total assets before intangible asset	187,707	185,207
Intangible asset	438	438

Consolidated total assets	188,145	185,645

Liabilities
Liabilities excluding tax liabilities	1,341	1,569
Tax liabilities	9,407	10,186

Consolidated total liabilities	10,748	11,755